Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 14, 2018	Jun. 30, 2018	Sep. 29, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 15, 2015	Jun. 30, 2015
C000157835
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
Account Value	$ 18,303	$ 16,893	$ 15,023	$ 14,268	$ 15,773		$ 12,435	$ 11,614		$ 10,899		$ 10,882	$ 9,872	$ 9,425
C000157836
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
Account Value	$ 17,992	16,733	14,997	14,346	16,000		12,714	11,968		11,319		11,375	10,408	10,000
C000157837
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
Account Value	$ 19,856	18,291	16,223	15,368	16,973		13,352	12,451		11,657		11,603	10,503	10,000
C000157838
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
Account Value	$ 19,476	17,977	15,977	15,166	16,772		13,226	12,358		11,591		11,558	10,479	10,000
C000220844
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
Account Value	$ 8,706	8,234	8,040	8,113	9,210	$ 9,425
C000220845
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
Account Value	$ 8,913	8,485	8,357	8,499	9,698	10,000
C000220846
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
Account Value	$ 9,353	8,812	8,593	8,651	9,776	10,000
C000220843
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
Account Value	$ 9,262	8,743	8,543	8,620	9,761	10,000
C000193764
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
Account Value	$ 20,362	18,505	15,250	13,778	15,814		10,742	10,081		9,236	$ 9,425
C000193765
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
Account Value	$ 20,380	18,665	15,490	14,110	16,326		11,188	10,577		9,763	10,000
C000193766
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
Account Value	$ 22,006	19,952	16,395	14,787	16,942		11,487	10,756		9,832	10,000
C000193767
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
Account Value	$ 21,662	19,678	16,209	14,647	16,817		11,424	10,716		9,813	10,000
C000219892
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
Account Value	$ 12,870	11,436	11,474	10,451	18,002		9,425
C000219893
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
Account Value	$ 13,150	11,780	11,912	10,928	18,980		10,000
C000219894
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
Account Value	$ 13,817	12,244	12,254	11,128	19,140		10,000
C000219891
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
Account Value	$ 13,665	12,143	12,174	11,078	19,100		10,000
C000080457
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
Account Value	$ 21,950	19,329	19,459	16,814	24,973		16,717	14,339		12,323		9,781	7,631		$ 9,424
C000080458
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
Account Value	$ 21,597	19,163	19,434	16,918	25,329		17,088	14,769		12,786		10,226	8,037		10,000
C000080459
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
Account Value	$ 23,873	20,971	21,056	18,151	26,901		17,963	15,373		13,178		10,432	8,118		10,000
C000065340
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
Account Value	$ 23,401	20,594	20,723	17,900	26,578		17,786	15,246		13,098		10,391	8,101		10,000
C000121707
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
Account Value	$ 15,448	15,500	17,179	12,385	19,312		17,512	14,047		12,698		8,532	6,821		9,426
C000121708
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
Account Value	$ 15,207	15,375	17,167	12,466	19,595		17,903	14,469		13,174		8,920	7,185		10,000
C000121710
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
Account Value	$ 16,815	16,830	18,612	13,379	20,818		18,832	15,069		13,609		9,097	7,254		10,000
C000121709
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
Account Value	$ 16,478	16,523	18,309	13,188	20,559		18,632	14,944		13,523		9,059	7,236		10,000
C000236480
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
Account Value	$ 14,768	13,183	10,769	9,425
C000236481
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
Account Value	$ 15,340	13,790	11,360	10,000
C000236482
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
Account Value	$ 15,789	14,058	11,455	10,000
C000236479
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
Account Value	$ 15,708	14,014	11,443	10,000
C000202730
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
Account Value	$ 11,262	10,641	10,125	10,011	10,673		10,626	10,188		9,738		9,787	9,735		9,422
C000202731
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
Account Value	$ 11,015	10,481	10,052	10,003	10,749		10,789	10,424	$ 10,000
C000202732
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
Account Value	$ 12,031	11,343	10,767	10,612	11,292		11,219	10,728		10,225		10,253	10,266		10,000
C000202733
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
Account Value	$ 11,595	10,959	10,419	10,287	10,974		10,921	10,464	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,898	11,217	10,929	11,032	12,298		12,339	11,348		10,520		10,562	10,595	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,898	11,217	10,929	11,032	12,298		12,339	11,348		10,520		10,562	10,595	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,898	11,217	10,929	11,032	12,298		12,339	11,348		10,520		10,562	10,595	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,898	11,217	10,929	11,032	12,298		12,339	11,348		10,520		10,562	10,595	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,500	8,956	8,727	8,809	9,820	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,500	8,956	8,727	8,809	9,820	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,500	8,956	8,727	8,809	9,820	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,500	8,956	8,727	8,809	9,820	$ 10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,516	15,045	14,093	12,770	17,109		10,166	10,713		11,146	10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,516	15,045	14,093	12,770	17,109		10,166	10,713		11,146	10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,516	15,045	14,093	12,770	17,109		10,166	10,713		11,146	10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,516	15,045	14,093	12,770	17,109		10,166	10,713		11,146	10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,247	14,800	13,864	12,562	16,831		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,247	14,800	13,864	12,562	16,831		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,247	14,800	13,864	12,562	16,831		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,247	14,800	13,864	12,562	16,831		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 20,309	18,500	17,330	15,703	21,039		12,500	13,173		13,706		11,661	9,350		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,155	14,896	11,959	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,155	14,896	11,959	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,155	14,896	11,959	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,155	14,896	11,959	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345	11,353		10,525		10,567	10,600		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,228	10,585	10,313	10,411	11,605		11,644	10,708	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345	11,353		10,525		10,567	10,600		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,228	10,585	10,313	10,411	11,605		11,644	10,708	10,000
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	$ 18,264	16,590	15,344	14,324	16,127		13,172	12,668		11,757		11,074	10,210	10,000
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	$ 18,264	16,590	15,344	14,324	16,127		13,172	12,668		11,757		11,074	10,210	10,000
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	$ 18,264	16,590	15,344	14,324	16,127		13,172	12,668		11,757		11,074	10,210	10,000
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	$ 18,264	16,590	15,344	14,324	16,127		13,172	12,668		11,757		11,074	10,210	$ 10,000
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Account Value	$ 21,448	18,980	16,886	14,753	17,332		11,654	11,723		10,897	10,000
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Account Value	$ 21,448	18,980	16,886	14,753	17,332		11,654	11,723		10,897	10,000
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Account Value	$ 21,448	18,980	16,886	14,753	17,332		11,654	11,723		10,897	10,000
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Account Value	$ 21,448	18,980	16,886	14,753	17,332		11,654	11,723		10,897	$ 10,000
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Account Value	$ 15,995	13,833	12,666	10,750	15,123		10,000
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Account Value	$ 15,995	13,833	12,666	10,750	15,123		10,000
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Account Value	$ 15,995	13,833	12,666	10,750	15,123		10,000
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Account Value	$ 15,995	13,833	12,666	10,750	15,123		10,000
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Account Value	$ 27,851	23,928	21,389	18,205	23,424		16,228	14,848		13,199		11,406	9,917		10,000
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Account Value	$ 27,851	23,928	21,389	18,205	23,424		16,228	14,848		13,199		11,406	9,917		10,000
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Account Value	$ 27,851	23,928	21,389	18,205	23,424		16,228	14,848		13,199		11,406	9,917		10,000
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Account Value	$ 27,851	23,928	21,389	18,205	23,424		16,228	14,848		13,199		11,406	9,917		10,000
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Total Return Index
Account Value	$ 10,045	11,206	10,011	8,928	16,274		13,429	10,515		11,389		9,214	6,443		10,000
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Total Return Index
Account Value	$ 10,045	11,206	10,011	8,928	16,274		13,429	10,515		11,389		9,214	6,443		10,000
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Total Return Index
Account Value	$ 10,045	11,206	10,011	8,928	16,274		13,429	10,515		11,389		9,214	6,443		10,000
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Total Return Index
Account Value	$ 10,045	11,206	10,011	8,928	16,274		13,429	10,515		11,389		9,214	6,443		10,000
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 12,095	11,366	10,860	10,839	11,433		11,388	10,802		10,254		10,275	10,263		10,000
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 11,676	10,971	10,483	10,463	11,037		10,993	10,427	10,000
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 12,095	11,366	10,860	10,839	11,433		11,388	10,802		$ 10,254		$ 10,275	$ 10,263		$ 10,000
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 11,676	$ 10,971	$ 10,483	$ 10,463	$ 11,037		$ 10,993	$ 10,427	$ 10,000